Equity-based compensation - Option activity (Details) - $ / shares	3 Months Ended
	Jul. 03, 2021	Apr. 03, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	4,621	0
Granted (in shares)	4	4,621
Ending balance (in shares)	4,625	4,621
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share)	$ 13.03	$ 0
Granted (in dollars per share)	14.90	13.03
Ending balance (in dollars per share)	$ 13.03	$ 13.03
Outstanding, weighted average remaining contractual term	3 years 3 months 18 days